Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per share [Abstract]
Calculation of basic and diluted earnings per share
The calculation of basic and diluted earnings per share for each period presented was as follows:

	Year Ended December 31,
(amounts in millions, except per share data)	2013	2012	2011

Net income from continuing operations	$706.8	$722.3	$495.8
Net income attributable to noncontrolling interests	25.0	–	–
Net income from continuing operations attributable to Cameron stockholders	681.8	722.3	495.8
Income from discontinued operations, net of income taxes	17.4	28.2	26.1
Net income attributable to Cameron stockholders	$699.2	$750.5	$521.9

Average shares outstanding (basic)	242.0	246.4	245.0
Common stock equivalents	1.5	1.7	2.1
Incremental shares from assumed conversion of convertible debentures	–	–	2.1
Diluted shares	243.5	248.1	249.2

Basic earnings per share attributable to Cameron stockholders:
Continuing operations	$2.82	$2.93	$2.02
Discontinued operations	0.07	0.12	0.11
	$2.89	$3.05	$2.13

Diluted earnings per share attributable to Cameron stockholders:
Continuing operations	$2.80	$2.91	$1.99
Discontinued operations	0.07	0.11	0.10
	$2.87	$3.02	$2.09